Gabelli Love Our Planet & People ETF
Schedule of Investments — September 30, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 93.7%
Automotive Parts and Accessories – 5.0%
7,000
Blue Bird Corp.† .....................................
$ 149,450
1,430
Cummins Inc. ..........................................
326,698
6,655
Dana Inc. ................................................
97,629
573,777
Banking – 1.2%
17,120
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
137,816
Building and Construction – 6.8%
1,100
Arcosa Inc. ..............................................
79,090
1,400
Carrier Global Corp. ................................
77,280
5,040
Gibraltar Industries Inc.† ........................
340,251
5,420
Johnson Controls International plc .........
288,398
785,019
Business Services – 1.6%
12,000
Resideo Technologies Inc.† ....................
189,600
Consumer Products – 1.8%
4,092
Unilever plc, ADR ...................................
202,145
Diversified Industrial – 1.6%
4,115
AZZ Inc. ..................................................
187,562
Electronics – 7.5%
10,000
Chargepoint Holdings Inc.† ....................
49,700
19,020
Flex Ltd.† ................................................
513,160
15,000
Hyliion Holdings Corp.† ..........................
17,700
38,000
Mirion Technologies Inc.† .......................
283,860
864,420
Energy and Utilities – 9.5%
2,100
American Water Works Co. Inc. ..............
260,043
7,400
Avangrid Inc. ...........................................
223,258
3,500
Brookfield Renewable Corp., Cl. A .........
83,790
2,000
NET Power Inc.† .....................................
30,200
2,950
NextEra Energy Inc. ................................
169,006
7,000
NextEra Energy Partners LP ..................
207,900
2,033
Xcel Energy Inc. ......................................
116,328
1,090,525
Environmental Services – 11.3%
55,000
Ardagh Metal Packaging SA ...................
172,150
5,705
Darling Ingredients Inc.† .........................
297,801
2,621
Republic Services Inc. ............................
373,519
3,425
Waste Connections Inc. ..........................
459,977
1,303,447
Equipment and Supplies – 14.3%
2,900
Crown Holdings Inc. ................................
256,592
2,005
Hubbell Inc. .............................................
628,387
650
Littelfuse Inc. ...........................................
160,758

Preformed Line Products Co. ..................
69,909
2,920
The Timken Co. .......................................
214,591
Shares Market Value
1,300
Valmont Industries Inc. ...........................
$ 312,273
1,642,510
Financial Services – 6.5%
5,218
Franklin Resources Inc. ..........................
128,259
6,180
ING Groep NV, ADR ...............................
81,452
4,854
Janus Henderson Group plc ...................
125,330
1,140
S&P Global Inc. ......................................
416,567
751,608
General Industrial Machinery & Equipment – 1.5%
4,500
Matthews International Corp., Cl. A ........
175,095
Health Care – 2.7%

BioMarin Pharmaceutical Inc.† ...............
53,531
2,710
Bristol-Myers Squibb Co. ........................
157,288
1,700
Royalty Pharma plc, Cl. A .......................
46,138
161
Vertex Pharmaceuticals Inc.† .................
55,986
312,943
Machinery – 8.4%
19,970
CNH Industrial NV ..................................
241,637

Deere & Co. ............................................
313,225
4,500
Xylem Inc. ...............................................
409,635
964,497
Metals and Mining – 4.1%
3,750
Cameco Corp. .........................................
148,650
4,000
Freeport-McMoRan Inc. ..........................
149,160
9,300
Livent Corp.† ..........................................
171,213
469,023
Real Estate Investment Trust – 4.0%
15,000
Weyerhaeuser Co. ..................................
459,900
Specialty Chemicals – 4.8%
1,140
Air Products and Chemicals Inc. .............
323,076
1,700
Rogers Corp.† ........................................
223,499
546,575
Technology Services – 1.1%

Alphabet Inc., Cl. C† ...............................
125,257
TOTAL COMMON STOCKS .......... 10,781,719
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 6.3%
$ 730,000 U.S. Treasury Bills,
5.24% to 5.35%††, 11/24/23 to 11/09/23
723,402
TOTAL INVESTMENTS — 100.0%
(cost $11,623,599) ..................................
$ 11,505,121
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt